Significant Events (Details) $ in Millions, $ in Millions	Aug. 30, 2023 MXN ($)	Aug. 30, 2023 USD ($)	Jun. 11, 2021 USD ($)
Significant events [line items]
Purchase of fixed assets			$ 10.0
Asset impairment	$ 2,701	$ 130.7